Share-Based Payments - Summary Movement of Share Options Under the Gold Fields Limited 2012 Share Plan (Detail) - Performance Shares (PS) - Gold Fields Ltd 2012 share plan - shares	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of movements in share options [line items]
Outstanding at beginning of the year (in shares)	2,347,489	2,986,790	5,161,744
Granted (in shares)	886,257	790,833	753,838
Exercised and released (in shares)	(1,005,541)	(1,322,084)	(2,468,710)
Forfeited (in shares)	(698,901)	(108,050)	(460,082)
Outstanding at end of the year (in shares)	1,529,304	2,347,489	2,986,790